Financial Instruments and Risk Management - Schedule of Derivative Instruments Contracted Realized Gain (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2024 R$ / shares
Over the counter [member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument coupon rate	9.25%
Derivative instrument average interest rate	149.99%
Over the counter one [member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument coupon rate	9.25%
Derivative instrument average interest rate	125.54%
Over The Counters Two [Member]
Disclosure of detailed information about financial instruments [line items]
Short term hedge per share	R$ 5.111
Over The Counters Three [Member]
Disclosure of detailed information about financial instruments [line items]
Short term hedge per share	R$ 4.9675